Liabilities to credit institutions - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loans received					$ 1,923,755
Working capital target limit, units	5,000	5,000	5,000
Loan principal entitled to collect, percentage	25.00%
Unsecured, 12 month LPR plus 1.05% settled quarterly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 177,000	$ 24,249
Unsecured, 12 month LPR plus 0.35% settled quarterly 1 | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	473,000	64,802
Unsecured, 12 month LPR plus 0.35% settled quarterly 2 | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	88,000	12,056
Unsecured, 12 month LPR plus 0.85% settled quarterly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	231,000	31,647
Unsecured, 7.8% per annum, settled quarterly 1
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		196,000
Secured, 12 month Term SOFR plus 0.55% settled quarterly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		320,000
Secured, 12 month Term SOFR plus 0.55% settled quarterly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		82,000
Secured, 12 month Term SOFR plus 1.15% settled on maturity 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		100,000
Secured, 6.9% per annum, settled monthly
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		100,000
Unsecured, 7.8% per annum, settled quarterly 2
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		104,000
Unsecured, 12 month LPR plus 0.45% settled quarterly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	39,000	5,343
Secured, 12 month Term SOFR plus 1.15% settled on maturity 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		100,000
Secured, 12 month Term SOFR plus 1.1% settled on maturity 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		100,000
Secured, 3 month EURIBOR plus 2.3% settled on maturity | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		375,548	€ 361,886
Debt instruments held | €			400
Secured, 1 month Term SOFR plus 1% settled on maturity 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		25,000
Secured, 1 month Term SOFR plus 1% settled on maturity 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		50,000
Secured, 1 month Term SOFR plus 1% settled on maturity 3 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		50,000
Secured, 1 month Term SOFR plus 1% settled on maturity 4 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		25,000
Unsecured, 12 month Term SOFR plus 0.3% settled quarterly 1 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		41,650
Unsecured, 12 month Term SOFR plus 0.3% settled quarterly 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		58,350
Unsecured, 12 month Term SOFR plus 0.3% settled quarterly 3 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		11,200
Unsecured, 12 month LPR plus 1.4% settled monthly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	2,000,000	274,000
Secured, 12 month LPR plus 1.4% settled monthly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	1,000,000	137,000
Unsecured, 12 month LPR plus 0.9% settled quarterly | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 14,000	1,918
Secured, 12 month Term SOFR plus 1.1% settled on maturity 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		125,000
3 Month Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received					442,795	€ 400,104
12 Month Loan Prime Rate Plus 1.25%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					100,000
12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				¥ 260,000	36,617
August 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				11,430	1,610
September 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				231,000	32,533
Secured 4.48% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Secured bank loans received				310,000	43,659
3 Month Secured Overnight Financing Rate Plus 2.4%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					402,000
Unsecured 7.5% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					320,000
12 Month Secured Overnight Financing Rate Plus 1.1%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					82,000
12 Month Loan Prime Rate Plus 0.25%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				500,000	70,417
12 Month Secured Overnight Financing Rate Plus 0.65%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					118,000
12 Month Secured Overnight Financing Rate Plus 1.11%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					100,000
12 Month Loan Prime Rate Plus 0.15%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				200,000	28,167
12 Month Loan Prime Rate Plus 1.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				¥ 92,000	12,957
12 Month Secured Overnight Financing Rate Plus 1.70%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received					$ 133,000
Current Liabilities
Disclosure of detailed information about borrowings [line items]
Loans received		2,414,763
Non Current Liabilities
Disclosure of detailed information about borrowings [line items]
Loans received		927,235
Non Current Liabilities | 3 Month Secured Overnight Financing Rate Plus 3.35% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		583,489
Noncurrent syndicate loans fom banks, carrying value		577,785
Non Current Liabilities | 3 Month Euro Interbank Offered Rate 2.85% | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received | €			€ 340,000
Noncurrent syndicate loans fom banks, carrying value		$ 349,450